S000000882 [Member] Shareholder Fees - Wasatch-Hoisington U.S. Treasury Fund - Investor Class shares	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%